NET FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	$ 1,463	$ 119
Foreign exchange gains	16	0
Other financial income	0	2
Finance income	1,479	121
Interest expense on financial liabilities measured at amortized cost	92,222	52,328
Interest leasing	937	3,968
Gain on interest rate swaps	(53,623)	(17,509)
Foreign exchange losses	0	116
Amortization of debt issuance costs	5,553	5,210
Other financial expenses	241	131
Interest expense	45,330	44,244
Net finance expense	$ (43,851)	$ (44,123)